INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement Of Income

	2019	2018	2017
Income (loss) before income taxes	1,674,720	2,157,431	(43,276)
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(569,405)	(733,527)	14,714
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	75,428	663,116	(183,787)
- Equity in earnings of unconsolidated companies	(5,797)	3,448	(11,763)
- Interest on equity*	69	128,418	113
- Tax credits and incentives	8,852	9,531	23,185
- Recognition of previously unrecognized tax losses	1,097	47,545	—
- Capital Gain**	—	—	(98,290)
- Other permanent differences, net	31,923	50,420	(39,563)
Income and social contribution taxes	(457,833)	168,951	(295,391)
Current	(240,400)	(629,209)	(313,758)
Deferred	(217,433)	798,160	18,367

(*)   Brazilian Law 9,249/95 provides that a company may, at its sole discretion, consider dividends distributions to shareholders to be considered as interest on own capital — subject to specific limitations - which has the effect of a taxable deduction in the determination of income tax and social contribution. The limitation is the greater of (i) shareholders’ equity multiplied by the TJLP (Long Term Interest Rate) rate or (ii) 50% of the net income in the fiscal year. This expense is not recognized for the purpose of preparing the financial statements and therefore does not impact net income.

(**)  The merger of Gerdau Aços Especiais S.A. and Gerdau América Latina Part. S.A. at Gerdau S.A. generated a taxable capital gain.

Schedule of breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates

	Balance as of	Recognized		Comprehensive	Balance as of
	December 31, 2018	in income	Others	Income	December 31, 2019

Tax loss carryforward	1,339,933	4,781	(36,226)	32,976	1,341,464
Social contribution tax losses	337,258	13,552	—	—	350,810
Provision for tax, civil and labor liabilities	270,417	(27,848)	—	225	242,794
Benefits granted to employees	286,494	(29,739)	—	37,276	294,031
Other temporary differences	525,818	73,067	—	(23,166)	575,719
Deferred exchange variance*	1,284,377	(106,640)	—	(309)	1,177,428
Provision for losses	83,837	(75,142)	—	14,923	23,618
Fair value adjustments on businesses acquired	(372,448)	(69,464)	—	(10,146)	(452,058)
	3,755,686	(217,433)	(36,226)	51,779	3,553,806

Non-current assets	3,874,054				4,071,219
Non-current liabilities	(118,368)				(517,413)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized		Comprehensive	Balance as of
	December 31, 2017	in income	Others	Income	December 31, 2018

Tax loss carryforward	973,638	341,664	36,445	(11,814)	1,339,933
Social contribution tax losses	355,782	(18,524)	—	—	337,258
Provision for tax, civil and labor liabilities	275,463	(5,214)	168	—	270,417
Benefits granted to employees	282,803	(16,564)	67,184	(46,929)	286,494
Other temporary differences	410,300	93,094	17,177	5,247	525,818
Deferred exchange variance*	1,060,527	223,850	—	—	1,284,377
Provision for losses	110,728	(33,165)	(12)	6,286	83,837
Fair value adjustments on businesses acquired	(497,534)	213,019	(89,859)	1,926	(372,448)
	2,971,707	798,160	31,103	(45,284)	3,755,686

Non-current assets	3,054,393				3,874,054
Non-current liabilities	(82,686)				(118,368)

*Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

			Effect of selling
	Balance as of	Recognized	of subsidiary	Comprehensive	Balance as of
	January 1, 2017	in income	and Others	Income	December 31, 2017

Tax loss carryforward	874,357	157,402	(22,362)	(35,759)	973,638
Social contribution tax losses	311,892	58,963	(15,073)	—	355,782
Provision for tax, civil and labor liabilities	755,198	(479,836)	101	—	275,463
Benefits granted to employees	432,537	(48,466)	(9,363)	(91,905)	282,803
Other temporary differences	350,762	(81,627)	92,174	48,991	410,300
Deferred exchange variance*	1,251,542	(199,200)	8,185	—	1,060,527
Provision for losses	112,936	(2,208)	—	—	110,728
Fair value adjustments on businesses acquired	(1,077,430)	613,339	(51,606)	18,163	(497,534)
	3,011,794	18,367	2,056	(60,510)	2,971,707

Non-current assets	3,407,230				3,054,393
Non-current liabilities	(395,436)				(82,686)

*Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

Schedule of estimated recovery and reversal of income and social contributions tax assets and liabilities

	Assets
	2019	2018
2019	—	609,546
2020	605,657	585,047
2021	467,153	338,896
2022	422,863	306,130
2023	464,514	373,875
2024 and after	2,111,032	1,660,560
	4,071,219	3,874,054

	Liabilities
	2019	2018
2019	—	(18,055)
2020	—	(25,144)
2021	(98,449)	(13,548)
2022	(110,031)	(14,009)
2023	(90,703)	(11,210)
2024 and after	(218,230)	(36,402)
	(517,413)	(118,368)